Allowance for Probable Loan Losses (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Allowance for probable loan losses
Balance at the beginning of the period	$ 70,161	$ 58,193	$ 84,192
Losses charged to allowance	(23,465)	(14,455)	(58,346)
Recoveries credited to allowance	3,709	3,455	4,388
Net losses charged to allowance	(19,756)	(11,000)	(53,958)
Provision (credit) charged to operations	14,423	22,968	27,959
Balance at the end of the period	64,828	70,161	58,193
Commercial
Allowance for probable loan losses
Balance at the beginning of the period	22,433	11,632	26,617
Losses charged to allowance	(19,110)	(11,737)	(34,721)
Recoveries credited to allowance	2,979	2,690	3,547
Net losses charged to allowance	(16,131)	(9,047)	(31,174)
Provision (credit) charged to operations	16,050	19,848	16,189
Balance at the end of the period	22,352	22,433	11,632
Commercial real estate: other construction and land development
Allowance for probable loan losses
Balance at the beginning of the period	12,541	12,720	19,940
Losses charged to allowance	(680)	(278)	(7,617)
Recoveries credited to allowance	72	87	229
Net losses charged to allowance	(608)	(191)	(7,388)
Provision (credit) charged to operations	1,022	12	168
Balance at the end of the period	12,955	12,541	12,720
Risks related to family development loans
Minimum number of family development loans	1
Maximum number of family development loans	4
Commercial real estate: farmland and commercial
Allowance for probable loan losses
Balance at the beginning of the period	24,467	21,880	24,227
Losses charged to allowance	(1,893)	(600)	(13,724)
Recoveries credited to allowance	107	152	220
Net losses charged to allowance	(1,786)	(448)	(13,504)
Provision (credit) charged to operations	(3,998)	3,035	11,157
Balance at the end of the period	18,683	24,467	21,880
Commercial real estate: multifamily
Allowance for probable loan losses
Balance at the beginning of the period	776	694	1,003
Losses charged to allowance		(5)
Net losses charged to allowance		(5)
Provision (credit) charged to operations	70	87	(309)
Balance at the end of the period	846	776	694
Residential: first lien
Allowance for probable loan losses
Balance at the beginning of the period	3,812	4,390	4,562
Losses charged to allowance	(351)	(632)	(227)
Recoveries credited to allowance	49	61	13
Net losses charged to allowance	(302)	(571)	(214)
Provision (credit) charged to operations	79	(7)	42
Balance at the end of the period	3,589	3,812	4,390
Residential: junior lien
Allowance for probable loan losses
Balance at the beginning of the period	4,249	4,448	4,760
Losses charged to allowance	(661)	(620)	(1,190)
Recoveries credited to allowance	242	298	195
Net losses charged to allowance	(419)	(322)	(995)
Provision (credit) charged to operations	853	123	683
Balance at the end of the period	4,683	4,249	4,448
Consumer Loan
Allowance for probable loan losses
Balance at the beginning of the period	750	1,289	1,724
Losses charged to allowance	(719)	(561)	(756)
Recoveries credited to allowance	210	162	184
Net losses charged to allowance	(509)	(399)	(572)
Provision (credit) charged to operations	419	(140)	137
Balance at the end of the period	660	750	1,289
Foreign
Allowance for probable loan losses
Balance at the beginning of the period	1,133	1,140	1,359
Losses charged to allowance	(51)	(22)	(111)
Recoveries credited to allowance	50	5
Net losses charged to allowance	(1)	(17)	(111)
Provision (credit) charged to operations	(72)	10	(108)
Balance at the end of the period	$ 1,060	$ 1,133	$ 1,140